Interest-bearing liabilities	12 Months Ended
Dec. 31, 2020
Interest-bearing liabilities
Interest-bearing liabilities

23. Interest-bearing liabilities

					Carrying amount EURm(5)
Issuer/borrower	Instrument	Currency	Nominal (million)	Final maturity	2020	2019
Nokia Corporation	1.00% Senior Notes(1)(2)	EUR	350	March 2021	350	499
Nokia Corporation	3.375% Senior Notes	USD	500	June 2022	417	445
Nokia Corporation	2.00% Senior Notes	EUR	750	March 2024	762	766
Nokia Corporation	EIB R&D Loan(3)	EUR	500	February 2025	500	–
Nokia Corporation	NIB R&D Loan(4)	EUR	250	May 2025	250	250
Nokia Corporation	2.375% Senior Notes(1)	EUR	500	May 2025	497	–
Nokia Corporation	2.00% Senior Notes	EUR	750	March 2026	762	765
Nokia Corporation	4.375% Senior Notes	USD	500	June 2027	448	452
Nokia of America Corporation	6.50% Senior Notes	USD	74	January 2028	61	66
Nokia Corporation	3.125% Senior Notes(1)	EUR	500	May 2028	497	–
Nokia of America Corporation	6.45% Senior Notes	USD	206	March 2029	169	185
Nokia Corporation	6.625% Senior Notes	USD	500	May 2039	541	517
Nokia Corporation and various subsidiaries	Other liabilities				322	332
Total					5 576	4 277

(1)  The Group issued EUR 500 million 2.375% Senior Notes due 2025 and EUR 500 million 3.125% Senior Notes due 2028 under its EUR 5 billion Euro Medium-Term Note Programme in May 2020. The proceeds of the new notes were partially used to redeem EUR 150 million of the 1.00% Senior Notes due 2021.

(2)  In January 2021, Nokia exercised its issuer call option to redeem 1.00% Senior Notes due March 2021 for the full amount of EUR 350 million. The redemption date for the notes was February 15, 2021. Refer to Note 37, Subsequent events.

(3)  The Group drew  a EUR 500 million loan from the European Investment Bank (EIB) in February 2020.

(4)  The loan from the Nordic Investment Bank (NIB) is repayable in three equal annual installments in 2023, 2024 and 2025.

(5)  Carrying amount includes EUR 235  million (EUR 138 million in 2019) of fair value gains related to discontinued fair value hedge accounting relationships that are amortized over the life of the respective Senior Notes.

The Group’s significant credit facilities and funding programs as of December 31:

				Utilized (million)
Committed / uncommitted	Financing arrangement	Currency	Nominal (million)	2020	2019
Committed	Revolving Credit Facility(1)	EUR	1 500	–	–
Uncommitted	Finnish Commercial Paper Programme	EUR	750	–	–
Uncommitted	Euro-Commercial Paper Programme	EUR	1 500	–	–
Uncommitted	Euro Medium Term Note Programme(2)	EUR	5 000	2 850	2 000
Total				2 850	2 000

(1)   The Group exercised its option to extend the maturity date of the Revolving Credit Facility in June 2020. Subsequent to the extension, the facility has its maturity in June 2025 with a one-year extension option remaining, except for EUR 88 million having its maturity in June 2024.

(2)   All euro-denominated bonds have been issued under the Euro Medium Term Note Programme.

All borrowings and credit facilities presented in the tables above are senior unsecured and have no financial covenants.

To manage interest rate and foreign exchange risks related to the Group’s interest-bearing liabilities, the Group has designated the following cross- currency swaps as hedges under both fair value hedge accounting and cash flow hedge accounting as of December 31:

				Notional (million)(2)		Fair values EURm
Entity	Instrument(1)	Currency	Maturity	2020	2019	2020	2019
Nokia Corporation	Cross-currency swaps	USD	June 2022	500	500	(48)	(11)
Nokia Corporation	Cross-currency swaps	USD	June 2027	250	500	(28)	(18)
Nokia Corporation	Cross-currency swaps	USD	May 2039	250	400	(78)	(20)
Total						(154)	(49)

(1)   All cross-currency swaps are fixed-to-floating swaps.

(2)   In 2020 and 2019, the Group unwound EUR/USD cross-currency swaps and re-entered into equivalent swaps with different pricing levels to retain both foreign exchange and interest rate risk positions otherwise unchanged. Hedge accounting was discontinued and new hedge relationships were defined for the new EUR/USD cross-currency swaps.

Changes in lease liabilities, interest-bearing liabilities and associated derivatives arising from financing activities:

EURm	Long-term interest-bearing liabilities	Short-term interest-bearing liabilities	Derivatives held to hedge long-term borrowings(1)	Lease liabilities(2)	Total
As of January 1, 2019	2 826	994	57	1 066	4 943
Cash flows	253	40	20	(221)	92
Non-cash changes:
Changes in foreign exchange rates	43	1	(25)	–	19
Changes in fair value	131	–	(142)	–	(11)
Reclassification between long-term and short-term	738	(738)	–	–	–
Net additions(3)	–	–	–	194	194
Other(4)	(6)	(5)	140	(9)	120
As of December 31, 2019	3 985	292	50	1 030	5 357
Cash flows	1 401	(83)	(52)	(234)	1 032
Non-cash changes:
Acquisitions through business combinations	10	30	–	–	40
Changes in foreign exchange rates	(133)	(7)	123	(37)	(54)
Changes in fair value	102	–	(102)	–	–
Reclassification between long-term and short-term	(350)	350	–	–	–
Net additions(3)	–	–	–	147	147
Other(4)	–	(21)	135	4	118
As of December 31, 2020	5 015	561	154	910	6 640

(1)   Includes derivatives designated in fair value and cash flow hedge accounting relationships as well as derivatives not designated in hedge accounting relationship but hedging identifiable long-term borrowing exposure.

(2)   Includes non-current and current lease liabilities.

(3)   Net additions comprise new lease contracts as well as modifications and remeasurements of existing lease contracts.

(4)   In 2020, includes EUR 135 million (EUR 138 million in 2019) cash inflow from unwind settlements of certain interest rate derivatives held to hedge long-term borrowings that is included in interest paid in the consolidated statement of cash flows.